Share based compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Exercise price	$ 1.30
Stock Options Member
Statement [Line Items]
Grant date share price		$ 1.19
Expected life		3 years
Exercise price		$ 1.30
Risk free interest rate		2.87%
Expected volatility		112.00%
Stock Options Top Member
Statement [Line Items]
Grant date share price	$ 1.28		$ 1.96
Expected life	3 years		2 years
Exercise price	$ 1.30		$ 1.70
Risk free interest rate	2.91%		0.34%
Expected volatility	95.00%		116.00%
Stock Options Bottom Member
Statement [Line Items]
Grant date share price	$ 2.48		$ 2.85
Expected life	5 years		6 years
Exercise price	$ 2.45		$ 4.25
Risk free interest rate	3.99%		1.10%
Expected volatility	110.00%		132.00%